Risk Management And Derivatives (Schedule Of Effect Of Derivative Instruments In Cash Flow Hedging Relationships On The Condensed Consolidated Statements Of Earnings) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014
Net Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivatives	$ 166	$ 321
Gain (Loss) Reclassified from Accumulated OCI into Earnings	93	244
Cost Of Goods Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivatives	(693)	762
Gain (Loss) Reclassified from Accumulated OCI into Earnings	113	71
Selling And Administrative Expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivatives	(271)	675
Gain (Loss) Reclassified from Accumulated OCI into Earnings	(64)	355
Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivatives	18	20
Gain (Loss) Reclassified from Accumulated OCI into Earnings	$ 0	$ 0